Average Annual Total Returns{- Government Money Market Portfolio} - 02.28 VIP Government Money Market Investor PRO -08 - Government Money Market Portfolio - VIP Government Money Market Portfolio-Investor VIP - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	0.31%	0.95%	0.50%